Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2009	$ 29,891	$ 335,890	$ 403,366	$ (293,941)	$ 1,956	$ 477,162
Net income			81,831			81,831
Dividends paid			(11,881)			(11,881)
Stock awards and exercise of stock options (Note 4)	491	28,541		(10,615)		18,417
Purchases of treasury stock (Note 20)				(104,139)		(104,139)
Other		576		80	3	659
Balance at Dec. 31, 2010	30,382	365,007	473,316	(408,615)	1,959	462,049
Net income			85,979			85,979
Dividends paid			(12,538)			(12,538)
Stock awards and exercise of stock options (Note 4)	555	33,218		(11,576)		22,197
Purchases of treasury stock (Note 20)				(143,970)		(143,970)
Other		(131)		70	28	(33)
Balance at Dec. 31, 2011	30,937	398,094	546,757	(564,091)	1,987	413,684
Net income			89,304			89,304
Dividends paid			(13,026)			(13,026)
Stock awards and exercise of stock options (Note 4)	652	38,893		(16,085)		23,460
Purchases of treasury stock (Note 20)				(60,624)		(60,624)
Other		377		68	48	493
Balance at Dec. 31, 2012	$ 31,589	$ 437,364	$ 623,035	$ (640,732)	$ 2,035	$ 453,291